Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum payments under non-cancelable operating leases
Years ended December 31,
2017	$8,066
2018	-
2019	-
2020	-
2021	-
Thereafter	-
Total	$8,066

Years ending December 31,
2017	161,963
2018	-
2019	-
2020	-
2021	-
Thereafter	-
Total	$161,963